Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Number of INX tokens | shares	30,697,171
Total fair value | $	$ 24,106
Not subject to lock-up [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	0.00%
Number of INX tokens | shares	10,256,128
Total fair value | $	$ 9,232
Subject to lock-up through February 2021 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	6.35%
Number of INX tokens | shares	2,553,124
Total fair value | $	$ 2,152
Subject to lock-up through September 2021 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	12.09%
Number of INX tokens | shares	1,481,481
Total fair value | $	$ 1,171
Subject to lock-up through April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	21.77%
Number of INX tokens | shares	16,406,438
Total fair value | $	$ 11,551